Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Mid Cap Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	(7.40%)	[1]	6.99%	[1]	7.02%	[1]	10.21%	[1]	Aug. 12, 1998	[1]	4.96%	9.73%	10.49%	9.37%	(3.34%)	[2]	7.63%	[2]	6.97%	[2]	9.80%	[2]	Aug. 12, 1998	[2]	4.96%	9.73%	10.49%	9.37%	(1.74%)	8.22%	7.60%	10.42%	Aug. 12, 1998	4.96%	9.73%	10.49%	9.37%	(1.32%)	8.63%	8.00%	10.76%	Aug. 12, 1998	4.96%	9.73%	10.49%	9.37%	(1.29%)	8.76%	8.09%	10.78%	Aug. 12, 1998	4.96%	9.73%	10.49%	9.37%	(2.02%)	7.94%	7.33%	10.17%	Aug. 12, 1998	4.96%	9.73%	10.49%	9.37%	(1.50%)	8.49%	7.88%	10.68%	Aug. 12, 1998	(1.74%)	6.58%	5.22%	8.67%	Aug. 12, 1998	(0.73%)	[3]	6.43%	[3]	5.79%	[3]	8.67%	[3]	Aug. 12, 1998	[3]	4.96%	9.73%	10.49%	9.37%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.